Capital assets (Tables)	12 Months Ended
Dec. 31, 2023
Capital assets
Schedule of changes in Vermilion's capital assets

The following table reconciles the change in Vermilion’s capital assets:

	2023	2022
Balance at January 1	5,691,522	4,824,195
Acquisitions	836,295	572,535
Dispositions	(676,471)	—
Additions	569,110	528,056
Increase in right-of-use assets	3,103	13,871
Transfers from exploration and evaluation assets	40,521	1,223
Impairment (expense) reversal	(1,016,094)	192,094
Depletion and depreciation	(699,343)	(546,381)
Changes in asset retirement obligations	138,239	65,462
Foreign exchange	(4,373)	40,467
Balance at December 31	4,882,509	5,691,522

Cost	12,966,256	12,058,520
Accumulated depletion, depreciation, and impairment	(8,083,747)	(6,366,998)
Balance at December 31	4,882,509	5,691,522

Schedule of benchmark price forecasts used to calculate the recoverable amounts

	2024	2025	2026	2027	2028	2029	2030	2031	2032	2033 (2)
Brent Crude ($ US/bbl) (1)	78.00	79.18	80.36	81.79	83.41	85.09	86.79	88.52	90.29	92.10
WTI Crude ($ US/bbl) (1)	73.67	74.98	76.14	77.66	79.22	80.80	82.42	84.06	85.75	87.46
Light Sour Crude ($/bbl) (1)	93.35	95.50	96.53	98.46	100.43	102.44	104.49	106.58	108.71	110.88
SK Plant Gate Gas - Spot Gas ($/MMbtu) (1)	1.98	3.15	3.83	3.91	3.99	4.08	4.16	4.25	4.34	4.43
Henry Hub Gas ($ US/MMbtu) (1)	2.75	3.64	4.02	4.10	4.18	4.27	4.35	4.44	4.53	4.62
(1)

The forecast benchmark prices listed are adjusted for quality differentials, heat content, transportation and marketing costs and other factors specific to the Company’s operations when determining recoverable amounts.

(2)	In 2033 and beyond, commodity price forecasts are inflated at a rate of 2.0% per annum.

Schedule of sensitivity impacts on impairment charges

Operating Segment	CGU	Impairment	Recoverable Amount	1% increase in discount rate	5% decrease in pricing
Canada	Saskatchewan	542,937	704,636	42,657	79,452
France	France (1)	226,858	523,303	24,653	70,035
United States	United States	246,299	239,179	12,819	38,290
Total		1,016,094	1,467,118	80,129	187,777
(1)	During 2023, Vermilion finalized an evaluation of the management and organization of Vermilion’s assets in France resulting in a combination of its Neocomian, Chaunoy, Champotran, and Aquitaine Basin CGUs into the France CGU. If these CGUs were not combined, impairment recognized would have increased by $23.2 million.

Summary of carrying balance and depreciation charge relating to right-of-use assets

	As at Dec 31, 2023		As at Dec 31, 2022
($M)	Depreciation	Balance	Depreciation	Balance
Office space	8,115	25,893	8,328	31,199
Gas processing facilities	7,691	6,326	7,691	13,415
Oil storage facilities	2,667	7,037	2,429	8,970
Vehicles and equipment	5,433	9,760	4,716	13,944
Total	23,906	49,016	23,164	67,528